Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.0%

	Australia — 1.8%
77,363	BHP Group Plc	2,276,398
12,033	Cochlear, Ltd.(a)	2,273,531
41,350	EBOS Group, Ltd.	933,254
480,792	Evolution Mining, Ltd.	1,624,296
63,288	Harvey Norman Holdings, Ltd.	260,374
124,341	Newcrest Mining, Ltd.	2,359,863
647,094	Regis Resources, Ltd.	1,146,502
27,146	Rio Tinto Plc	2,230,925
257,993	Sonic Healthcare, Ltd.	7,437,631
840,412	Telstra Corp., Ltd.	2,372,332

	Total Australia	22,915,106

	Austria — 0.1%
21,505	Oesterreichische Post AG(a)	1,143,800
34,645	Telekom Austria AG Class A*	295,816

	Total Austria	1,439,616

	Bermuda — 0.2%
15,073	RenaissanceRe Holdings, Ltd.	2,243,164

	Canada — 3.2%
17,700	Agnico Eagle Mines, Ltd.	1,071,463
77,800	Alimentation Couche-Tard, Inc. Class B	2,861,819
48,301	BCE, Inc.	2,382,205
13,700	Canadian Imperial Bank of Commerce	1,561,178
132,500	Canadian Pacific Railway, Ltd.(a)	10,190,575
6,400	Cogeco, Inc.	496,888
600	Constellation Software, Inc.	909,671
33,600	Dundee Precious Metals, Inc.	203,776
86,000	Empire Co., Ltd. Class A	2,715,497
7,000	Evertz Technologies, Ltd.	81,345
30,900	George Weston, Ltd.	2,948,264
1,000	Guardian Capital Group, Ltd. Class A	26,326
42,100	Loblaw Cos., Ltd.	2,593,724
42,500	Metro, Inc.	2,039,712
13,400	National Bank of Canada	1,003,891
58,100	North West Co., Inc. (The)(a)	1,651,085
86,100	Quebecor, Inc. Class B	2,298,689
25,400	Royal Bank of Canada	2,576,101
8,200	Saputo, Inc.	244,815
61,600	Stella-Jones, Inc.	2,220,147
104,600	Western Forest Products, Inc.(a)	178,233

	Total Canada	40,255,404

	China — 1.8%
67,215	Alibaba Group Holding, Ltd., ADR*	15,243,018
2,331,162	CITIC Telecom International Holdings, Ltd.	771,465

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	China — continued
23,500	Kerry Logistics Network, Ltd.	71,264
56,511	NetEase, Inc., ADR	6,512,893

	Total China	22,598,640

	Denmark — 0.8%
690	AP Moller — Maersk AS Class B	1,983,439
9,887	DSV Panalpina AS	2,305,976
5,800	Genmab AS*	2,373,444
33,578	Novo Nordisk AS Class B	2,813,450
4,036	Schouw & Co. AS	442,827

	Total Denmark	9,919,136

	Finland — 0.4%
55,757	Fortum OYJ	1,538,004
92,225	Kesko OYJ Class B	3,406,865

	Total Finland	4,944,869

	France — 2.9%
40,008	Airbus SE*	5,144,991
529	Axway Software SA	17,754
1,791	Boiron SA	82,091
7,001	Dassault Systemes SE	1,697,859
690	Esker SA	201,295
69	Financiere de L’Odet SA	95,738
322	ID Logistics Group*	90,119
4,394	IPSOS	185,246
286	L’Oreal SA	127,459
21,611	Legrand SA	2,287,600
470	LNA Sante SA	29,541
552	Manutan International	55,642
29,363	Metropole Television SA	617,735
134,675	Orange SA	1,535,623
5,075	Publicis Groupe SA	324,635
58,793	Safran SA	8,151,973
23,738	Sanofi	2,487,414
248	Sartorius Stedim Biotech	117,318
304	Savencia SA	25,524
4,673	Societe BIC SA	324,744
214	Societe LDC SA	25,505
554	Stef SA	59,589
738	Ubisoft Entertainment SA*	51,671
1,091	Vetoquinol SA	134,039
10	Vilmorin & Cie SA	664
92,200	Vinci SA	9,839,510
73,181	Vivendi SE	2,458,630

	Total France	36,169,909

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Germany — 1.5%
82,834	Beiersdorf AG	9,995,197
47,225	Deutsche Post AG	3,212,398
111,872	Deutsche Telekom AG	2,363,101
3,407	KWS Saat SE & Co. KGaA	280,401
2,128	McKesson Europe AG	62,585
16,960	Merck KGaA	3,252,252
477	SAP SE	67,225
1,109	Wuestenrot & Wuerttembergische AG	25,409

	Total Germany	19,258,568

	Hong Kong — 0.9%
4,500	CK Infrastructure Holdings, Ltd.	26,829
99,500	CLP Holdings, Ltd.	984,000
166,400	Dah Sing Banking Group, Ltd.	183,631
25,900	Dairy Farm International Holdings, Ltd.	109,816
342,000	Emperor International Holdings, Ltd.	49,764
239,000	HK Electric Investments & HK Electric Investments, Ltd.	242,205
1,823,000	HKT Trust & HKT, Ltd.	2,483,610
16,000	Hong Kong Ferry Holdings Co., Ltd.	12,053
49,000	Kowloon Development Co., Ltd.	57,923
249,000	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.*	31,422
38,000	Liu Chong Hing Investment, Ltd.	40,809
12,000	Miramar Hotel & Investment	23,642
4,095,000	PCCW, Ltd.	2,146,146
373,000	Power Assets Holdings, Ltd.	2,288,668
300,000	Regal Hotels International Holdings, Ltd.*	161,090
219,000	Regal Real Estate Investment Trust REIT	47,095
120,500	SmarTone Telecommunications Holdings, Ltd.	71,377
58,000	Transport International Holdings, Ltd.	113,373
230,163	VTech Holdings, Ltd.	2,422,893
3,000	Wing On Co. International, Ltd.	6,876

	Total Hong Kong	11,503,222

	Ireland — 0.5%
33,663	ICON Plc, ADR* (a)	6,958,479
23,991	Total Produce Plc	75,110

	Total Ireland	7,033,589

	Israel — 0.9%
34,416	Bank Hapoalim BM*	276,300
48,659	Bank Leumi Le-Israel BM*	369,740
128,215	Bezeq Israeli Telecommunication Corp., Ltd.*	139,685
54,438	Check Point Software Technologies, Ltd.*	6,321,885
17,432	First International Bank Of Israel, Ltd. (The)*	558,509
3	Isracard, Ltd.*	12
49,289	Radware, Ltd.*	1,517,115
1,503	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	98,893
56,607	Shufersal, Ltd.	450,632

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Israel — continued
56,884	Strauss Group, Ltd.	1,592,962
1,968	ZIM Integrated Shipping Services, Ltd.*	88,422

	Total Israel	11,414,155

	Italy — 0.0%
2,044	ACEA SpA	47,243
1,727	Recordati Industria Chimica e Farmaceutica SpA	98,716

	Total Italy	145,959

	Japan — 3.8%
26,500	Ajinomoto Co., Inc.	688,585
39,700	Arcs Co., Ltd.	864,179
33,700	Astellas Pharma, Inc.	587,374
1,900	AT-Group Co., Ltd.	25,370
7,400	Axial Retailing, Inc.	250,023
2,600	Belc Co., Ltd.	125,561
24,000	Calbee, Inc.	553,996
1,100	Canon, Inc.(a)	24,906
21,300	Cawachi, Ltd.(a)	430,644
11,900	Doshisha Co., Ltd.	185,378
32,289	Earth Corp.	1,876,422
4,300	Ezaki Glico Co., Ltd.(a)	160,393
500	Fuji Soft, Inc.	25,092
4,800	Fujicco Co., Ltd.	82,602
5,800	H.U. Group Holdings, Inc.	149,664
30,900	Heiwado Co., Ltd.(a)	617,499
3,100	Hokuto Corp.	53,599
18,200	Itoham Yonekyu Holdings, Inc.	117,245
2,900	J-Oil Mills, Inc.	49,095
21,500	Japan Post Bank Co., Ltd.	180,732
115,201	Japan Tobacco, Inc.(a)	2,178,118
43,855	Kaken Pharmaceutical Co., Ltd.	1,880,798
19,300	Kato Sangyo Co., Ltd.	588,616
73,100	KDDI Corp.	2,282,111
82,500	KYORIN Holdings, Inc.	1,346,878
37,700	Lawson, Inc.	1,745,905
2,500	Lintec Corp.	54,284
6,500	Maruichi Steel Tube, Ltd.	152,793
27,600	Medipal Holdings Corp.	527,680
22,800	MEIJI Holdings Co., Ltd.	1,366,069
5,600	Miroku Jyoho Service Co., Ltd.	80,476
87,100	Mitsubishi Electric Corp.	1,265,418
23,800	Mitsubishi Shokuhin Co., Ltd.	602,344
6,770	Mizuho Financial Group, Inc.	96,832
28,800	Mochida Pharmaceutical Co., Ltd.	944,517
2,300	Morinaga Milk Industry Co., Ltd.	119,984
15,400	Nakanishi, Inc.	337,165
2,900	Nihon Chouzai Co., Ltd.	40,839
1,000	Nintendo Co., Ltd.	582,215

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
52,300	Nippn Corp.	739,334
96,000	Nippon Telegraph & Telephone Corp.	2,503,577
22,300	Nisshin Oillio Group, Ltd. (The)	616,821
19,500	Okinawa Cellular Telephone Co.	901,297
13,600	Okuwa Co., Ltd.	133,194
24,800	Ono Pharmaceutical Co., Ltd.	553,917
39,100	Otsuka Holdings Co., Ltd.(a)	1,622,972
800	S&B Foods, Inc.	33,084
5,100	San-A Co., Ltd.	193,909
91,100	Sankyo Co., Ltd.	2,328,594
24,100	Sawai Group Holdings Co., Ltd.	1,074,827
8,278	Seven & i Holdings Co., Ltd.	395,068
24,800	Shionogi & Co., Ltd.	1,293,962
25,859	Showa Sangyo Co., Ltd.(a)	696,159
9,800	SKY Perfect JSAT Holdings, Inc.	35,760
202,300	Softbank Corp.	2,649,275
13,300	Sugi Holdings Co., Ltd.	970,628
20,500	Sundrug Co., Ltd.	651,996
34,100	Toho Holdings Co., Ltd.	549,029
16,600	Toyo Suisan Kaisha, Ltd.	639,382
44,500	Trend Micro, Inc.	2,333,453
6,500	Tsumura & Co.	204,681
1,000	Tsuruha Holdings, Inc.	116,317
1,500	Tv Tokyo Holdings Corp.	28,719
24,100	Unicharm Corp.	970,601
49,700	United Super Markets Holdings, Inc.	485,850
17,500	Valor Holdings Co., Ltd.	356,969
50,400	Vital KSK Holdings, Inc.	325,132
5,500	Wowow, Inc.	119,276
7,100	Yaoko Co., Ltd.	407,487
23,500	ZERIA Pharmaceutical Co., Ltd.	443,576

	Total Japan	47,616,247

	Jordan — 0.0%
17,568	Hikma Pharmaceuticals Plc	593,627

	Kyrgyzstan — 0.1%
90,389	Centerra Gold, Inc.	686,878

	Luxembourg — 0.2%
7,279	APERAM SA	372,996
20,574	Eurofins Scientific SE*	2,352,037

	Total Luxembourg	2,725,033

	Netherlands — 1.3%
19,413	ASML Holding NV	13,338,882
83,436	Koninklijke Ahold Delhaize NV	2,480,596
55,608	PostNL NV	301,503
251	Wolters Kluwer NV	25,218

	Total Netherlands	16,146,199

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	New Zealand — 0.2%
4,996	Fletcher Building, Ltd.	26,252
8,467	Fonterra Co-operative Group, Ltd.	23,133
64,760	Freightways, Ltd.	570,163
35,662	Mainfreight, Ltd.	1,917,503
68,853	Spark New Zealand, Ltd.	230,933
3,702	Warehouse Group, Ltd. (The)	8,976

	Total New Zealand	2,776,960

	Norway — 0.5%
4,457	AF Gruppen ASA	98,306
46,838	DNB ASA	1,021,105
323,759	Norsk Hydro ASA	2,067,043
145,506	Orkla ASA	1,482,926
4,487	Sparebanken Vest	46,668
61,697	Telenor ASA	1,040,328
16,762	Veidekke ASA	224,397

	Total Norway	5,980,773

	Portugal — 0.2%
109,508	Jeronimo Martins SGPS SA	1,997,333
166,540	NOS SGPS SA	583,809
377,096	Sonae SGPS SA	357,759

	Total Portugal	2,938,901

	Singapore — 0.5%
24,921	Best World International, Ltd.* (b)	—
10,800	Great Eastern Holdings, Ltd.	178,768
44,804	Hong Leong Finance, Ltd.	81,328
21,100	Jardine Cycle & Carriage, Ltd.	335,289
3,404,049	NetLink NBN Trust	2,405,778
99,100	Oversea-Chinese Banking Corp., Ltd.	881,004
68,900	Raffles Medical Group, Ltd.	60,484
1,888,801	Sheng Siong Group, Ltd.	2,220,135
33,000	Singapore Land Group, Ltd.	67,021
1,400	United Overseas Bank, Ltd.	26,892

	Total Singapore	6,256,699

	South Africa — 0.1%
21,636	Anglo American Plc	858,563

	South Korea — 0.4%
2,751	Samsung Electronics Co., Ltd., Reg S, GDR(c)	4,906,409

	Spain — 0.6%
41,746	Aena SME SA*	6,846,764
1,020	Cia de Distribucion Integral Logista Holdings SA	20,975
21,765	Faes Farma SA	86,880
3,598	Laboratorios Farmaceuticos Rovi SA	249,185
798	Viscofan SA	55,645

	Total Spain	7,259,449

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Sweden — 0.4%
98,809	Axfood AB	2,734,761
206,324	Telefonaktiebolaget LM Ericsson Class B	2,594,928
3,463	Vitrolife AB	143,992

	Total Sweden	5,473,681

	Switzerland — 4.0%
4,888	AEVIS VICTORIA SA*	68,745
1,348	Banque Cantonale de Geneve	251,561
888	Barry Callebaut AG	2,065,451
168	Basellandschaftliche Kantonalbank	167,573
1,211	Berner Kantonalbank AG	270,538
12,362	BKW AG	1,287,889
22	Chocoladefabriken Lindt & Spruengli AG	219,084
2,245	Emmi AG	2,304,868
9	Graubuendner Kantonalbank	14,654
6,111	Kuehne + Nagel International AG	2,093,084
147	Luzerner Kantonalbank AG	68,145
151,922	Nestle SA	18,937,040
33,537	Novartis AG	3,059,274
273	Orior AG	24,691
36,098	Roche Holding AG	13,611,682
6,322	Sonova Holding AG	2,380,111
146	Straumann Holding AG	232,974
5,364	Swisscom AG	3,065,143
603	Thurgauer Kantonalbank	69,801
2,426	TX Group AG*	225,449
4,527	Vifor Pharma AG	586,475
13	Warteck Invest AG	33,753

	Total Switzerland	51,037,985

	United Kingdom — 3.8%
470,466	Alliance Pharma Plc	644,726
9,583	AstraZeneca Plc	1,149,493
26,205	AstraZeneca Plc, ADR(a)	1,569,679
1,487,800	BAE Systems Plc	10,728,778
6,212	Bunzl Plc	205,014
12,053	CareTech Holdings Plc	101,069
34,328	Dechra Pharmaceuticals Plc	2,072,360
12,246	EMIS Group Plc	194,548
14,364	Gamma Communications Plc	394,879
33,739	Genus Plc	2,311,794
123,921	GlaxoSmithKline Plc	2,429,881
12,135	Oxford Biomedica Plc*	217,931
1,102,108	Pan African Resources Plc(a)	262,480
65,119	PZ Cussons Plc	219,949
103,833	Spirent Communications Plc	353,436
319,880	St. James’s Place Plc	6,526,838
265,267	Tate & Lyle Plc	2,705,890
67,530	Tesco Plc	207,989

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
170,251	Unilever Plc	9,966,831
92,015	Unilever Plc (London Exchange)	5,377,564
4,972	YouGov Plc	81,049

	Total United Kingdom	47,722,178

	United States — 64.9%
21,300	3M Co.	4,230,819
86,100	Abbott Laboratories	9,981,573
7,500	AbbVie, Inc.	844,800
11,600	Acceleron Pharma, Inc.*	1,455,684
20,937	Accenture Plc Class A	6,172,018
49,500	Activision Blizzard, Inc.	4,724,280
13,975	Adobe, Inc.*	8,184,319
14,900	Akamai Technologies, Inc.*	1,737,340
71,800	Albertsons Cos., Inc. Class A(a)	1,411,588
4,000	Alleghany Corp.*	2,668,280
11,944	Alphabet, Inc. Class A*	29,164,740
73,400	Altria Group, Inc.	3,499,712
2,000	Amazon.com, Inc.*	6,880,320
50,271	Amdocs, Ltd.	3,888,965
18,678	Ameren Corp.	1,494,987
8,613	American Electric Power Co., Inc.	728,574
23,200	American Water Works Co., Inc.	3,575,816
17,200	AmerisourceBergen Corp. Class A	1,969,228
15,800	Amgen, Inc.	3,851,250
5,946	ANSYS, Inc.*	2,063,619
8,303	Aon Plc Class A	1,982,424
40,700	Apple, Inc.	5,574,272
27,484	Arthur J. Gallagher & Co.	3,849,959
15,100	Atlassian Corp. Plc Class A*	3,878,586
27,012	Autodesk, Inc.*	7,884,803
24,500	Automatic Data Processing, Inc.	4,866,190
400	AutoZone, Inc.*	596,888
114,399	Baxter International, Inc.	9,209,120
66,453	Becton Dickinson and Co.	16,160,705
13,572	Berkshire Hathaway, Inc. Class B*	3,771,930
1,400	BlackRock, Inc.	1,224,958
5,309	Booking Holdings, Inc.*	11,616,570
77,155	Bristol-Myers Squibb Co.	5,155,497
13,400	Broadcom, Inc.	6,389,656
1,400	Cable One, Inc.	2,677,934
27,035	Cadence Design Systems, Inc.*	3,698,929
6,100	Casey’s General Stores, Inc.	1,187,304
64,500	Catalent, Inc.*	6,973,740
7,800	Cboe Global Markets, Inc.	928,590
23,300	Cerner Corp.	1,821,128
19,600	CH Robinson Worldwide, Inc.	1,835,932
6,900	Charles River Laboratories International, Inc.*	2,552,448
68,717	Charles Schwab Corp. (The)	5,003,285

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued
31,500	Charter Communications, Inc. Class A*	22,725,675
5,600	Chemed Corp.	2,657,200
11,600	Church & Dwight Co., Inc.	988,552
15,700	Clean Harbors, Inc.*	1,462,298
16,900	Clorox Co. (The)	3,040,479
12,483	CMS Energy Corp.	737,496
39,900	Coca-Cola Co. (The)	2,158,989
44,800	Colgate-Palmolive Co.	3,644,480
17,149	Consolidated Edison, Inc.	1,229,926
21,649	Cooper Cos., Inc. (The)	8,578,849
25,500	Copart, Inc.*	3,361,665
54,000	CoStar Group, Inc.*	4,472,280
14,100	Costco Wholesale Corp.	5,578,947
70,300	CVS Health Corp.	5,865,832
10,422	Danaher Corp.	2,796,848
5,500	Dollar General Corp.	1,190,145
16,000	Dominion Energy, Inc.	1,177,120
22,777	DTE Energy Co.	2,951,899
16,800	Duke Energy Corp.	1,658,496
11,600	Ecolab, Inc.	2,389,252
83,115	Electronic Arts, Inc.	11,954,430
27,467	Eli Lilly & Co.	6,304,226
7,100	EPAM Systems, Inc.*	3,627,816
4,300	Equinix, Inc. REIT	3,451,180
7,800	Erie Indemnity Co. Class A	1,508,130
32,989	Estee Lauder Cos., Inc. (The) Class A	10,493,141
3,400	Evercore, Inc. Class A	478,618
11,114	Everest Re Group, Ltd.	2,800,839
21,000	Evergy, Inc.	1,269,030
17,600	Eversource Energy	1,412,224
35,900	Expeditors International of Washington, Inc.	4,544,940
16,000	Extra Space Storage, Inc. REIT	2,621,120
51,062	Facebook, Inc. Class A*	17,754,768
15,056	Factset Research Systems, Inc.	5,052,944
6,000	Fair Isaac Corp.*	3,016,080
11,300	FedEx Corp.	3,371,129
78,200	Fiserv, Inc.*	8,358,798
64,800	Flowers Foods, Inc.	1,568,160
5,800	Fortinet, Inc.*	1,381,502
131,598	Fox Corp. Class A	4,886,234
20,029	Genpact, Ltd.	909,917
13,100	Globant SA*	2,871,258
42,500	Grocery Outlet Holding Corp.* (a)	1,473,050
10,646	Hanover Insurance Group, Inc. (The)	1,444,023
45,800	Hawaiian Electric Industries, Inc.	1,936,424
21,226	Hershey Co. (The)	3,697,145
10,964	Home Depot, Inc. (The)	3,496,310
62,400	Hormel Foods Corp.	2,979,600
19,800	IDACORP, Inc.	1,930,500
6,400	IDEXX Laboratories, Inc.*	4,041,920

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued
7,120	Illumina, Inc.*	3,369,255
76,900	Intercontinental Exchange, Inc.	9,128,030
37,287	Intuit, Inc.	18,276,969
2,500	Intuitive Surgical, Inc.*	2,299,100
7,800	IQVIA Holdings, Inc.*	1,890,096
11,400	Jack Henry & Associates, Inc.	1,864,014
11,300	Jazz Pharmaceuticals Plc*	2,007,332
24,400	JB Hunt Transport Services, Inc.	3,975,980
479	JM Smucker Co. (The)	62,064
92,848	Johnson & Johnson	15,295,780
4,300	JPMorgan Chase & Co.	668,822
6,000	KLA Corp.	1,945,260
99,300	Kroger Co. (The)	3,804,183
6,100	Laboratory Corp. of America Holdings*	1,682,685
1,100	Lam Research Corp.	715,770
16,100	Landstar System, Inc.	2,544,122
2,500	Lowe’s Cos., Inc.	484,925
2,400	Markel Corp.*	2,848,104
2,600	MarketAxess Holdings, Inc.	1,205,334
27,859	Mastercard, Inc. Class A	10,171,042
8,000	McKesson Corp.	1,529,920
42,506	Medtronic Plc	5,276,270
66,834	Merck & Co., Inc.	5,197,680
16,140	Mercury General Corp.	1,048,293
600	Mettler-Toledo International, Inc.*	831,204
125,361	Microsoft Corp.	33,960,295
16,825	Mid-America Apartment Communities, Inc. REIT	2,833,667
28,700	Mondelez International, Inc. Class A	1,792,028
5,300	Monolithic Power Systems, Inc.	1,979,285
71,470	Moody’s Corp.	25,898,584
2,100	MSA Safety, Inc.	347,718
9,800	Nasdaq, Inc.	1,722,840
33,400	Newell Brands, Inc.	917,498
2,800	NewMarket Corp.	901,544
65,151	Newmont Corp.	4,129,270
60,280	NextEra Energy, Inc.	4,417,318
1,400	O’Reilly Automotive, Inc.*	792,694
17,000	Old Dominion Freight Line, Inc.	4,314,600
6,300	Ollie’s Bargain Outlet Holdings, Inc.* (a)	530,019
59,614	Oracle Corp.	4,640,354
38,848	PepsiCo, Inc.	5,756,108
54,834	Pfizer, Inc.	2,147,299
138,101	Philip Morris International, Inc.	13,687,190
22,000	Pinnacle West Capital Corp.	1,803,340
50,180	Procter & Gamble Co. (The)	6,770,787
37,383	Progressive Corp. (The)	3,671,384
17,430	Prologis, Inc. REIT	2,083,408
31,900	Public Service Enterprise Group, Inc.	1,905,706
13,700	Public Storage REIT	4,119,453

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued
44,455	QIAGEN NV* (a)	2,150,733
8,187	QIAGEN NV (London Exchange)*	395,738
22,700	Raymond James Financial, Inc.	2,948,730
4,100	Regeneron Pharmaceuticals, Inc.*	2,290,014
38,304	Republic Services, Inc. Class A	4,213,823
16,600	ResMed, Inc.	4,092,232
5,000	Roper Technologies, Inc.	2,351,000
26,000	Royal Gold, Inc.	2,966,600
21,439	S&P Global, Inc.	8,799,638
44,700	Schneider National, Inc. Class B	973,119
8,700	Seagen, Inc.*	1,373,556
2,100	ServiceNow, Inc.*	1,154,055
8,000	Skyworks Solutions, Inc.	1,534,000
23,800	Southern Co. (The)	1,440,138
35,800	Sprouts Farmers Market, Inc.*	889,630
1,600	STERIS Plc	330,080
15,253	Stryker Corp.	3,961,662
6,896	Sun Communities, Inc. REIT	1,181,974
16,572	Synopsys, Inc.*	4,570,392
35,300	T-Mobile US, Inc.*	5,112,499
19,300	Take-Two Interactive Software, Inc.*	3,416,486
25,600	Target Corp.	6,188,544
1,613	Taro Pharmaceutical Industries, Ltd.*	116,072
34,100	Texas Instruments, Inc.	6,557,430
25,700	TFS Financial Corp.	521,710
25,000	Thermo Fisher Scientific, Inc.	12,611,750
3,900	Travelers Cos., Inc. (The)	583,869
8,500	Tyler Technologies, Inc.*	3,845,145
25,800	United Parcel Service, Inc. Class B	5,365,626
5,200	United Therapeutics Corp.*	932,932
34,602	UnitedHealth Group, Inc.	13,856,025
3,300	Veeva Systems, Inc. Class A*	1,026,135
65,534	VeriSign, Inc.*	14,921,436
110,812	Verizon Communications, Inc.	6,208,796
2,000	Vertex Pharmaceuticals, Inc.*	403,260
112,734	Visa, Inc. Class A	26,359,464
41,636	Walmart, Inc.	5,871,509
32,085	Waste Management, Inc.	4,495,429
32,700	WEC Energy Group, Inc.	2,908,665
10,600	West Pharmaceutical Services, Inc.	3,806,460
1,000	White Mountains Insurance Group, Ltd.	1,148,030
3,600	Willis Towers Watson Plc	828,072
44,859	Xcel Energy, Inc.	2,955,311
27,300	Zoetis, Inc.	5,087,628
7,800	Zoom Video Communications, Inc. Class A*	3,018,834

	Total United States	821,679,498

	TOTAL COMMON STOCKS (COST $981,762,470)	1,214,500,417

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares		Description	Value ($)

		PREFERRED STOCK — 0.2%

		Germany — 0.2%
22,459		Henkel AG & Co. KGaA, 2.04%	2,371,504

		TOTAL PREFERRED STOCK (COST $1,898,212)	2,371,504

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 0.6%

		Mutual Fund - Securities Lending Collateral — 0.6%
7,497,327		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(d) (e)	7,497,327

		TOTAL SHORT-TERM INVESTMENT (COST $7,497,327)	7,497,327

		TOTAL INVESTMENTS — 96.8% (Cost $991,158,009)	1,224,369,248

		Other Assets and Liabilities (net) — 3.2%	40,541,607

		NET ASSETS — 100.0%	$1,264,910,855

		Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	All or a portion of this security is out on loan.

	(b)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2021 was $35,226.

	(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

	(d)	The rate disclosed is the 7-day net yield as of June 30, 2021.

	(e)	Represents an investment of securities lending cash collateral.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
4	Canadian Dollar	Sep 2021	$322,480	$(4,722)
25	MSCI EAFE Index	Sep 2021	2,880,125	(73,854)
31	S&P 500 E-mini Index	Sep 2021	6,647,330	117,852
2	S&P/TSX 60 Index	Sep 2021	388,500	(1,184)

				$38,092

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Abbreviations

ADR	— American Depository Receipt
GDR	— Global Depository Receipt
REIT	— Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	36.9
Technology	17.0
Communications	14.6
Financial	9.7
Industrial	9.0
Consumer, Cyclical	3.6
Utilities	3.3
Basic Materials	2.1
Short-Term Investment	0.6
Other Assets and Liabilities (net)	3.2

100.0%

See accompanying Notes to the Schedule of Investments.